Income taxes - Disclosure of the continuity of deferred tax balances (Details) - CAD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	$ 74,351	$ (71,611)
Additions from business acquisitions	0	2,540
Recognized in earnings	146,100	109,496
Recognized in other comprehensive income	1,556	28,862
Recognized in equity	(3,599)	2,623
Foreign currency translation adjustment and other	3,027	2,441
Ending balance	221,435	74,351
Accounts payable and accrued liabilities, provisions and other long-term liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	43,673	40,214
Additions from business acquisitions	0	0
Recognized in earnings	8,844	4,007
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	683	(548)
Ending balance	53,200	43,673
Tax benefits on losses carried forward
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	56,078	51,963
Additions from business acquisitions	0	0
Recognized in earnings	(7,265)	2,928
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	2,367	1,187
Ending balance	51,180	56,078
Accrued compensation and employee-related liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	68,926	51,136
Additions from business acquisitions	0	0
Recognized in earnings	12,102	14,531
Recognized in other comprehensive income	0	0
Recognized in equity	(3,599)	2,623
Foreign currency translation adjustment and other	1,392	636
Ending balance	78,821	68,926
Retirement benefits obligations
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	27,243	19,517
Additions from business acquisitions	0	0
Recognized in earnings	795	(5,601)
Recognized in other comprehensive income	(356)	13,078
Recognized in equity	0	0
Foreign currency translation adjustment and other	(648)	249
Ending balance	27,034	27,243
Capitalized research and development
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	92,880	0
Additions from business acquisitions	0	0
Recognized in earnings	82,302	92,880
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(715)	0
Ending balance	174,467	92,880
Lease liabilities
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	169,288	171,072
Additions from business acquisitions	0	0
Recognized in earnings	(16,919)	(5,750)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	4,110	3,966
Ending balance	156,479	169,288
PP&E, contract costs, intangible assets and other long-term assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(123,717)	(151,054)
Additions from business acquisitions	0	2,540
Recognized in earnings	49,457	23,567
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	1,111	1,230
Ending balance	(73,149)	(123,717)
Right-of-use assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(143,411)	(132,757)
Additions from business acquisitions	0	0
Recognized in earnings	23,077	(6,709)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(3,648)	(3,945)
Ending balance	(123,982)	(143,411)
Work in progress
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(14,372)	(12,828)
Additions from business acquisitions	0	0
Recognized in earnings	(926)	(1,283)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(323)	(261)
Ending balance	(15,621)	(14,372)
Goodwill
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(87,259)	(81,617)
Additions from business acquisitions	0	0
Recognized in earnings	(6,346)	(6,653)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	(77)	1,011
Ending balance	(93,682)	(87,259)
Refundable tax credits on salaries
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(22,568)	(20,049)
Additions from business acquisitions	0	0
Recognized in earnings	(2,478)	(2,517)
Recognized in other comprehensive income	0	0
Recognized in equity	0	0
Foreign currency translation adjustment and other	103	(2)
Ending balance	(24,943)	(22,568)
Cash flow hedges
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	(4,010)	(10,398)
Additions from business acquisitions	0	0
Recognized in earnings	14,164	(55)
Recognized in other comprehensive income	5,374	6,445
Recognized in equity	0	0
Foreign currency translation adjustment and other	(1,468)	(2)
Ending balance	14,060	(4,010)
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Beginning balance	11,600	3,190
Additions from business acquisitions	0	0
Recognized in earnings	(10,707)	151
Recognized in other comprehensive income	(3,462)	9,339
Recognized in equity	0	0
Foreign currency translation adjustment and other	140	(1,080)
Ending balance	$ (2,429)	$ 11,600